PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Cash Flows Attributable to Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Cash inflow from investing activities	$ 28,160,000
Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Cash (outflow)/inflow from operating activities	(177,000)	$ 3,798,000	$ 5,140,000
Cash inflow from investing activities	28,160,000	0	0
Cash inflow/(outflow) from investing activities	$ 0	$ (10,800,000)	$ 104,000